UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
INVESTMENT COMPANY ACT OF 1940
Securities Act File No. 033-62172
Investment Company Act File No. 811-07532
PIMCO MUNICIPAL ADVANTAGE FUND INC. (“MAF” or the “Fund”)

Name of Registrant
c/o ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC
1345 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10105

Address of Principal Executive Office
     The undersigned registered closed-end investment company (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, (the “Act”), and states that it is filing this notice with the Securities and Exchange Commission, pursuant to relief granted by the staff of the Securities and Exchange Commission, fewer than 30 days prior to the date set for the redemption listed below. Such redemptions remain subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.
(1)	Title of class of securities to be redeemed:
Auction Rate Preferred Stock, Series M (the “Preferred Shares”)
(2)	Date on which the securities are to be redeemed:
April 24, 2009
(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
The Preferred Shares are to be redeemed pursuant to Article XI, Section 4(a) of the Fund’s Articles of Restatement (the “Articles”).
(4)	If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected as follows:
Not applicable.
***
Please note that this notice serves only to disclose a proposed redemption of the Preferred Shares. The redemption of the Preferred Shares remains subject to certain conditions.

SIGNATURE
     Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York, New York on the 2nd day of April 2009.

PIMCO MUNICIPAL ADVANTAGE FUND INC.
By:	/s/ Thomas J. Fuccillo
	Name:	Thomas J. Fuccillo
	Title:	Chief Legal Officer